Goodwill and Intangible Assets - Additional Information (Details)	Dec. 31, 2021
Bottom of range
Disclosure of information for cash-generating units [line items]
Growth rate used to extrapolate cash flow projections	3.00%
Top of range
Disclosure of information for cash-generating units [line items]
Growth rate used to extrapolate cash flow projections	3.70%
Insurance and reinsurance companies.
Disclosure of information for cash-generating units [line items]
Investment return rate	5.00%
Insurance and reinsurance companies. | Bottom of range
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	8.10%
Insurance and reinsurance companies. | Top of range
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	12.10%
Non-insurance companies. | Bottom of range
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	9.40%
Non-insurance companies. | Top of range
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	19.80%